Credit Impairment Losses and Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Losses and Provisions

			Group
	31 December 2021	2020(1)	2019(1)
	£m	£m	£m
Credit impairment (write-backs)/losses:
Loans and advances to customers	(186)	666	216
Recoveries of loans and advances, net of collection costs	(17)	(24)	(40)
Off-balance sheet exposures (See Note 29)	(30)	(3)	22
	(233)	639	198
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	388	257	422
Provisions for residual value and voluntary termination	(9)	6	6
	379	263	428
	146	902	626
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 43.